UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments.

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 98.9%
Australia – 4.0%
1,029,980	Computershare Ltd. (Software & Services)	$ 7,689,684

France – 15.3%
137,178	Klepierre (REIT)	5,945,570
98,919	Publicis Groupe SA (Media)	5,933,689
323,279	Rexel SA (Capital Goods)	3,828,498
92,092	Safran SA (Capital Goods)	5,965,948
43,663	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	3,631,045
64,909	Vinci SA (Capital Goods)	4,397,405

		29,702,155

Germany – 12.5%
69,785	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	7,854,042
48,465	Beiersdorf AG (Household & Personal Products)	4,473,026
423,785	Commerzbank AG (Banks)*	3,443,883
116,281	Covestro AG (Materials)*(a)	3,873,246
56,506	SAP SE (Software & Services)	4,502,677

		24,146,874

Ireland – 6.9%
12,605,046	Bank of Ireland (Banks)*	4,103,464
1,063,780	C&C Group PLC (Food, Beverage & Tobacco)	4,138,938
91,614	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	5,138,817

		13,381,219

Italy – 1.6%
808,616	UniCredit SpA (Banks)	3,125,964

Japan – 22.7%
75,800	Dentsu, Inc. (Media)	4,028,485
152,700	Hoya Corp. (Health Care Equipment & Services)	5,894,568
602,300	Isuzu Motors Ltd. (Automobiles & Components)	6,103,073
306,000	Mitsubishi Estate Co. Ltd. (Real Estate)	6,057,784
89,000	Nidec Corp. (Capital Goods)	6,072,365
445,100	ORIX Corp. (Diversified Financials)	6,294,811
60,700	Pola Orbis Holdings, Inc. (Household & Personal Products)	4,173,773
157,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	5,293,970

		43,918,829

Netherlands – 1.9%
171,915	Royal Dutch Shell PLC Class A (Energy)	3,755,572

South Korea – 1.8%
89,544	Kia Motors Corp. (Automobiles & Components)	3,399,797

Shares	Description	Value
Common Stocks (continued)
Spain – 3.7%
1,084,665	Banco Popular Espanol SA (Banks)	$ 2,930,705
11,685	Iberdrola SA (Utilities)*	82,137
578,549	Iberdrola SA (Utilities)	4,066,770

		7,079,612

Sweden – 2.2%
463,516	Volvo AB Class B (Capital Goods)	4,210,047

Switzerland – 11.5%
305,515	Credit Suisse Group AG (Registered) (Diversified Financials)*	5,412,313
10,126	Syngenta AG (Registered) (Materials)	3,728,548
16,395	The Swatch Group AG (Consumer Durables & Apparel)	5,607,228
153,357	Wolseley PLC (Capital Goods)	7,607,529

		22,355,618

United Kingdom – 14.8%
430,947	BG Group PLC (Energy)	6,521,441
434,156	BTG PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	3,638,465
151,300	Melrose Industries PLC (Capital Goods)	645,052
1,037,485	Melrose Industries PLC (Capital Goods)*	3,547,950
67,239	Reckitt Benckiser Group PLC (Household & Personal Products)	5,980,310
156,934	Rio Tinto PLC (Materials)	3,848,300
1,360,100	Vodafone Group PLC (Telecommunication Services)	4,371,840

		28,553,358

TOTAL INVESTMENTS – 98.9% (Cost $228,801,231)		$191,318,729

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		2,135,658

NET ASSETS – 100.0%		$193,454,387

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,873,246, which represents approximately 2.0% of net assets as of January 31, 2016.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$229,448,080

Gross unrealized gain	7,821,119
Gross unrealized loss	(45,950,470)

Net unrealized security loss	$(38,129,351)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 97.5%
Australia – 6.5%
450,114	Australian Pharmaceutical Industries Ltd. (Health Care Equipment & Services)	$ 671,462
708,503	Investa Office Fund (REIT)	1,981,580
199,177	Japara Healthcare Ltd. (Health Care Equipment & Services)	407,833
30,680	Premier Investments Ltd. (Retailing)	288,475
312,516	Programmed Maintenance Services Ltd. (Commercial & Professional Services)	448,806
182,944	Regis Resources Ltd. (Materials)	306,763
229,061	Sandfire Resources NL (Materials)	829,482
1,002,855	The Star Entertainment Grp Ltd. (Consumer Services)	3,870,953

		8,805,354

Austria – 0.1%
22,403	S IMMO AG (Real Estate)*	186,233

Belgium – 1.1%
6,684	Intervest Offices & Warehouses NV (REIT)*	168,131
26,203	Melexis NV (Semiconductors & Semiconductor Equipment)	1,316,845

		1,484,976

Denmark – 4.2%
106,176	Bakkafrost P/F (Food, Beverage & Tobacco)	3,536,367
50,488	Royal Unibrew A/S (Food, Beverage & Tobacco)	2,116,889

		5,653,256

Finland – 0.6%
151,521	Sponda OYJ (Real Estate)	619,757
31,599	YIT OYJ (Capital Goods)	168,346

		788,103

France – 4.8%
77,648	Coface SA (Insurance)	636,821
165,118	Elior (Commercial & Professional Services)(a)	3,317,530
358,039	Technicolor SA (Registered) (Media)	2,544,341

		6,498,692

Germany – 7.3%
166,836	ADVA Optical Networking SE (Technology Hardware & Equipment)*	1,575,106
30,469	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	2,164,814
13,953	Jenoptik AG (Technology Hardware & Equipment)	188,073

Shares	Description	Value
Common Stocks (continued)
Germany – (continued)
28,692	Pfeiffer Vacuum Technology AG (Capital Goods)	$ 2,643,504
12,183	Rheinmetall AG (Capital Goods)	870,474
208,528	TAG Immobilien AG (Real Estate)	2,454,841

		9,896,812

Hong Kong – 1.4%
1,110,000	Champion (REIT)	522,350
741,000	Hutchison Telecommunications Hong Kong Holdings Ltd. (Telecommunication Services)	233,661
368,000	NewOcean Energy Holdings Ltd. (Energy)	124,714
864,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	504,642
470,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	454,795

		1,840,162

Ireland – 2.4%
41,828	DCC PLC (Capital Goods)	3,229,248

Israel – 0.9%
86,664	Amot Investments Ltd. (Real Estate)	279,513
272	Bayside Land Corp. (Real Estate)	82,942
10,989	IDI Insurance Co. Ltd. (Insurance)	501,924
89,348	Shufersal Ltd. (Food & Staples Retailing)*	283,120

		1,147,499

Italy – 4.6%
121,188	Ascopiave SpA (Utilities)	289,610
785,664	Banca Popolare di Milano Scarl (Banks)	645,030
21,686	Biesse SpA (Capital Goods)	294,505
527,054	Hera SpA (Utilities)	1,479,379
920,932	Immobiliare Grande Distribuzione SIIQ SpA (REIT)	727,608
27,207	La Doria SpA (Food, Beverage & Tobacco)	357,662
83,294	Recordati SpA (Pharmaceuticals, Biotechnology & Life Sciences)	2,064,455
177,711	Saras SpA (Energy)*	373,024

		6,231,273

Japan – 32.8%
34,200	Accordia Golf Co. Ltd. (Consumer Services)	316,429
120,450	Achilles Corp. (Materials)	145,746
144,000	Aderans Co. Ltd. (Household & Personal Products)	721,627

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks (continued)
Japan – (continued)
52,010	AOKI Holdings, Inc. (Retailing)	$ 646,909
80,700	Aoyama Trading Co. Ltd. (Retailing)	3,212,302
10,600	BML, Inc. (Health Care Equipment & Services)	324,934
48,400	Canon Marketing Japan, Inc. (Retailing)	874,172
58,400	Daiseki Co. Ltd. (Commercial & Professional Services)	905,985
94,900	DCM Holdings Co. Ltd. (Retailing)	685,487
71,890	Duskin Co. Ltd. (Commercial & Professional Services)	1,280,877
8,500	Dydo Drinco, Inc. (Food, Beverage & Tobacco)	383,825
19,700	Fields Corp. (Consumer Durables & Apparel)	349,620
29,610	Fujicco Co. Ltd. (Food, Beverage & Tobacco)	550,665
184,000	Godo Steel Ltd. (Materials)	347,761
120,200	Heiwa Corp. (Consumer Durables & Apparel)	2,341,244
48,000	IT Holdings Corp. (Software & Services)	1,059,213
236,800	Japan Display, Inc. (Technology Hardware & Equipment)*	547,871
56,400	Japan Securities Finance Co. Ltd. (Diversified Financials)	257,672
11,700	Kissei Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	267,386
22,300	Koei Tecmo Holdings Co. Ltd. (Software & Services)	333,266
57,700	Kokuyo Co. Ltd. (Commercial & Professional Services)	619,301
45,600	Komeri Co. Ltd. (Retailing)	905,567
32,000	Maeda Road Construction Co. Ltd. (Capital Goods)	500,489
481,000	Makino Milling Machine Co. Ltd. (Capital Goods)	3,164,526
238,400	Marvelous, Inc. (Software & Services)	1,725,632
15,600	Mimasu Semiconductor Industry Co. Ltd. (Semiconductors & Semiconductor Equipment)	135,747
97,000	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	443,748
597	Mori Trust Sogo REIT, Inc. (REIT)	995,599
29,000	Okasan Securities Group, Inc. (Diversified Financials)	161,565
273,000	OKUMA Corp. (Capital Goods)	2,078,736
230,500	Round One Corp. (Consumer Services)	1,126,311
295,000	Sanyo Shokai Ltd. (Consumer Durables & Apparel)	745,182

Shares	Description	Value
Common Stocks (continued)
Japan – (continued)
290,600	Seino Holdings Co. Ltd. (Transportation)	$ 3,165,547
10,605	Sekisui Jushi Corp. (Capital Goods)	127,744
74,700	Shimachu Co. Ltd. (Retailing)	1,695,836
176,800	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,082,283
52,650	Showa Sangyo Co. Ltd. (Food, Beverage & Tobacco)	206,520
44,100	Sodick Co. Ltd. (Capital Goods)	289,842
26,050	St. Marc Holdings Co. Ltd. (Consumer Services)	700,145
14,030	Taiho Kogyo Co. Ltd. (Automobiles & Components)	151,879
60,235	Tatsuta Electric Wire and Cable Co. Ltd. (Capital Goods)	203,585
7,500	Tenma Corp. (Materials)	138,098
615,000	The Nishi-Nippon City Bank Ltd. (Banks)	1,379,117
8,800	The Okinawa Electric Power Co., Inc. (Utilities)	214,737
62,800	Toagosei Co. Ltd. (Materials)	524,821
224,800	Tokyotokeiba Co. Ltd. (Consumer Services)	495,261
202,000	Tosoh Corp. (Materials)	977,521
87,350	Toyo Securities Co. Ltd. (Diversified Financials)	266,481
27,200	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	740,918
297,900	UNY Group Holdings Co. Ltd. (Food & Staples Retailing)	1,908,558
55,200	Xebio Holdings Co. Ltd. (Retailing)	973,433
40,300	Yamato Kogyo Co. Ltd. (Materials)	954,141

		44,351,861

Luxembourg – 4.4%
60,539	Aperam SA (Materials)*	1,891,233
1,968	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	645,630
815,142	Regus PLC (Commercial & Professional Services)	3,445,855

		5,982,718

Netherlands – 2.8%
8,600	Accell Group (Consumer Durables & Apparel)	174,634
155,071	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	3,142,606
109,228	NSI NV (REIT)	444,937

		3,762,177

Norway – 2.1%
31,524	Europris ASA (Retailing)*(a)	150,692

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks (continued)
Norway – (continued)
114,900	Salmar ASA (Food, Beverage & Tobacco)	$ 2,265,504
70,372	SpareBank 1 SMN (Banks)	381,548

		2,797,744

Portugal – 1.0%
421,884	REN - Redes Energeticas Nacionais SGPS SA (Utilities)	1,268,167

Singapore – 0.8%
132,500	QAF Ltd. (Food, Beverage & Tobacco)	96,264
382,700	Wing Tai Holdings Ltd. (Real Estate)	413,394
865,410	Yanlord Land Group Ltd. (Real Estate)	622,289

		1,131,947

Spain – 1.2%
186,335	Faes Farma SA (Pharmaceuticals, Biotechnology & Life Sciences)	546,183
91,228	Lar Espana Real Estate Socimi SA (REIT)	870,929
4,395	Miquel y Costas & Miquel SA (Materials)	165,459

		1,582,571

Sweden – 3.6%
8,912	Duni AB (Consumer Durables & Apparel)	133,413
165,065	Fastighets AB Balder Class B (Real Estate)*	3,688,195
381,372	Klovern AB Class B (Real Estate)	380,676
205,108	SAS AB (Transportation)*	590,160
8,413	SkiStar AB (Consumer Services)	113,919

		4,906,363

Switzerland – 3.7%
3,722	Bobst Group SA (Registered) (Capital Goods)	152,808
219	Forbo Holding AG (Registered) (Consumer Durables & Apparel)*	232,427
3,037	Georg Fischer AG (Registered) (Capital Goods)	2,007,036
9,520	Kardex AG (Registered) (Capital Goods)*	682,267
39,047	Oriflame Holding AG (Household & Personal Products)*	550,014
5,472	Rieter Holding AG (Registered) (Capital Goods)*	1,014,315
9,339	Zehnder Group AG (Capital Goods)	328,668

		4,967,535

Shares	Description	Value
Common Stocks (continued)
United Kingdom – 11.2%
44,728	Berkeley Group Holdings PLC (Consumer Durables & Apparel)	$ 2,261,297
200,477	Booker Group PLC (Food & Staples Retailing)	477,092
31,898	Galliford Try PLC (Capital Goods)	677,942
101,474	Hansteen Holdings PLC (REIT)	160,784
476,414	Inchcape PLC (Retailing)	4,898,631
773,602	Indivior PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,674,721
215,957	John Wood Group PLC (Energy)	1,996,168
311,202	KCOM Group PLC (Telecommunication Services)	514,381
601,555	LondonMetric Property PLC (REIT)	1,391,556
101,273	Savills PLC (Real Estate)	1,092,737

		15,145,309

TOTAL COMMON STOCKS (Cost $128,765,416)		$131,658,000

Units	Description	Expiration Month	Value
Right – 0.0%
Taiwan – 0.0%
1,083	Eclat Textile Co. Ltd. (Consumer Durables & Apparel)*	02/16	$ 5,036
(Cost $0)

TOTAL INVESTMENTS – 97.5% (Cost $128,765,416)			$131,663,036

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%			3,443,678

NET ASSETS – 100.0%			$135,106,714

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $3,468,222, which represents approximately 2.6% of net assets as of January 31, 2016.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$129,047,165

Gross unrealized gain	3,966,092
Gross unrealized loss	(1,350,221)

Net unrealized security gain	$2,615,871

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 94.5%
Australia – 4.2%
78,424	Australia & New Zealand Banking Group Ltd. (Banks)	$ 1,361,362
42,911	BHP Billiton PLC (Materials)	416,672
167,019	Computershare Ltd. (Software & Services)	1,246,940

		3,024,974

Belgium – 3.5%
20,098	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	2,527,655

China – 0.4%
220,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)	306,922

Denmark – 1.9%
23,768	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,327,880

France – 10.4%
6,819	Air Liquide SA (Materials)	705,149
27,396	Klepierre (REIT)	1,187,398
11,962	Publicis Groupe SA (Media)	717,544
46,840	Rexel SA (Capital Goods)	554,712
15,407	Safran SA (Capital Goods)	998,104
9,928	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	825,619
21,406	Societe Generale SA (Banks)	816,588
13,798	Total SA (Energy)	612,920
14,384	Vinci SA (Capital Goods)	974,476

		7,392,510

Germany – 10.9%
6,317	Adidas AG (Consumer Durables & Apparel)	650,478
14,097	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,586,565
18,515	Beiersdorf AG (Household & Personal Products)	1,708,822
74,112	Commerzbank AG (Banks)*	602,270
31,225	Covestro AG (Materials)*(a)	1,040,085
23,486	GEA Group AG (Capital Goods)	985,311
16,385	Gerry Weber International AG (Consumer Durables & Apparel)	219,057
11,862	SAP SE (Software & Services)	945,223

		7,737,811

Ireland – 4.7%
2,139,751	Bank of Ireland (Banks)*	696,577
18,855	Kerry Group PLC Class A (Food, Beverage & Tobacco)	1,536,185
19,911	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,116,849

		3,349,611

Shares	Description	Value
Common Stocks (continued)
Italy – 1.7%
34,164	Moncler SpA (Consumer Durables & Apparel)	$ 506,532
173,365	UniCredit SpA (Banks)	670,198

		1,176,730

Japan – 19.6%
26,300	HIS Co. Ltd. (Consumer Services)	780,636
20,600	Hoya Corp. (Health Care Equipment & Services)	795,207
47,300	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,852,445
26,400	Kao Corp. (Household & Personal Products)	1,416,766
43,500	KDDI Corp. (Telecommunication Services)	1,101,534
60,600	Kubota Corp. (Capital Goods)	895,667
77,000	Mitsubishi Estate Co. Ltd. (Real Estate)	1,524,344
17,700	Nidec Corp. (Capital Goods)	1,207,650
86,200	ORIX Corp. (Diversified Financials)	1,219,081
12,000	Pola Orbis Holdings, Inc. (Household & Personal Products)	825,128
26,400	Start Today Co. Ltd. (Retailing)	840,827
44,300	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,486,203

		13,945,488

Netherlands – 5.0%
173,552	Aegon NV (Insurance)	981,432
15,025	ASML Holding NV (Semiconductors & Semiconductor Equipment)	1,379,027
53,398	Royal Dutch Shell PLC Class A (Energy)	1,166,507

		3,526,966

Singapore – 1.5%
104,505	DBS Group Holdings Ltd. (Banks)	1,038,920

South Korea – 0.9%
17,292	Kia Motors Corp. (Automobiles & Components)	656,541

Spain – 4.0%
115,653	Banco Bilbao Vizcaya Argentaria SA (Banks)	744,410
184,214	Banco Popular Espanol SA (Banks)	497,736
225,401	Iberdrola SA (Utilities)	1,584,402
4,754	Iberdrola SA (Utilities)*	33,417

		2,859,965

Sweden – 4.2%
37,314	Hennes & Mauritz AB Class B (Retailing)	1,221,929
37,329	Svenska Cellulosa AB SCA Class B (Household & Personal Products)	1,106,344

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks (continued)
Sweden – (continued)
70,428	Volvo AB Class B (Capital Goods)	$ 639,687

		2,967,960

Switzerland – 10.9%
73,406	Credit Suisse Group AG (Registered) (Diversified Financials)*	1,300,415
26,396	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,044,989
2,888	Syngenta AG (Registered) (Materials)	1,063,406
3,368	The Swatch Group AG (Consumer Durables & Apparel)	1,151,884
64,840	UBS Group AG (Registered) (Diversified Financials)	1,071,492
23,347	Wolseley PLC (Capital Goods)	1,158,167

		7,790,353

United Kingdom – 10.7%
172,895	Aviva PLC (Insurance)	1,192,417
138,052	BG Group PLC (Energy)	2,089,115
73,587	BTG PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	616,699
113,461	Just Eat PLC (Software & Services)*	607,665
25,659	Rio Tinto PLC (Materials)	629,204
164,648	Virgin Money Holdings UK PLC (Banks)	741,136
553,122	Vodafone Group PLC (Telecommunication Services)	1,777,929

		7,654,165

TOTAL COMMON STOCKS (Cost $76,010,945)		$67,284,451

Exchange Traded Fund – 2.5%
United States – 2.5%
152,829	iShares MSCI Japan Fund
(Cost $1,924,905)		$ 1,757,533

TOTAL INVESTMENTS – 97.0% (Cost $77,935,850)		$69,041,984

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.0%		2,170,357

NET ASSETS – 100.0%		$71,212,341

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,040,085, which represents approximately 1.5% of net assets as of January 31, 2016.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$78,199,896

Gross unrealized gain	2,619,790
Gross unrealized loss	(11,777,702)

Net unrealized security loss	$(9,157,912)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management International (“GSAMI”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAMI to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Exchange Traded Funds — Investments in exchange traded funds are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2016:

Focused International Equity

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$47,318,626	$—
Australia and Oceania	—	7,689,684	—
Europe	—	136,310,419	—
Total	$—	$191,318,729	$—

INTERNATIONAL SMALL CAP

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$48,476,505	$—
Australia and Oceania	—	8,805,354	—
Europe	—	74,381,177	—
Total	$—	$131,663,036	$—

STRATEGIC INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$15,947,871	$—
Australia and Oceania	—	3,024,974	—
Europe	—	48,311,606	—
North America	1,757,533	—	—
Total	$1,757,533	$67,284,451	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to even recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by a Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Issuer Concentration Risk — The Focused International Equity Fund intends to invest in a relatively small number of issuers. As a result, it may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a mutual fund that holds more investments. In particular, the Fund may be more susceptible to adverse developments affecting any single issuer in the Fund and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Subsequent Events — At a meeting held on October 14-15, 2015, the Trustees approved a reorganization pursuant to which the International Small Cap Fund (the “Acquired Fund”) will be reorganized with and into another series of the Goldman Sachs Trust — the Goldman Sachs International Small Cap Insights Fund (the “Surviving Fund”). Effective on or about February 5, 2016 (the “Closing Date”), shareholders of the Acquired Fund will own shares in the Surviving Fund equal in dollar value to their interest in the Acquired Fund on the Closing Date. As part of the reorganization, holders of Class A, Class C, Institutional, and Class IR Shares of the Acquired Fund, respectively, will receive Class A, Class C, Institutional, and Class IR Shares of the Surviving Fund. Shareholders of Service Shares of the Acquired Fund will receive Class A Shares of the Surviving Fund. The reorganization is intended to be a tax-free reorganization for Federal income tax purposes.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 30, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 30, 2016

*	Print the name and title of each signing officer under his or her signature.